Fees Summary	Aug. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,836,000
Previously Paid Amount	0.00
Total Fee Amount	1,965.19
Total Offset Amount	0.00
Net Fee	1,965.19
Narrative - Max Aggregate Offering Price	$ 12,836,000
Final Prospectus	true